Leases - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) option lease	Dec. 31, 2024 USD ($)
Disclosure Of Information Leases [Line Items]
Percentage of right of use assets for high ranked priority assets	95.00%	95.00%
Weighted average remaining lease term	57 years	56 years
Undiscounted operating lease payments outstanding	$ 3,170	$ 3,191
Percentage of undiscounted cash flows relating to lease liabilities	95.00%	95.00%
Lease liabilities	$ 3,330	$ 3,366
Percentage of lease liabilities implicit rate	9.70%
Lease liabilities	$ 406	$ 414
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of right of use assets for high ranked priority assets	95.00%	95.00%
Right-of-use assets
Disclosure Of Information Leases [Line Items]
Number of lease extension options | option	2
Description of extended lease term	20 years
Operating Leases Excluding Inter Continental Boston lease
Disclosure Of Information Leases [Line Items]
Weighted average remaining lease term	6 years	7 years
Eight Priority Leases
Disclosure Of Information Leases [Line Items]
Number of high ranked priority leases | lease	8
Lease liabilities	$ 339
InterContinental Boston and the US corporate headquarters
Disclosure Of Information Leases [Line Items]
Lease liabilities	$ 326	$ 335
Minimum
Disclosure Of Information Leases [Line Items]
Lease term	1 year
Maximum
Disclosure Of Information Leases [Line Items]
Lease term	99 years
Lease incremental borrowing rates	9.90%